Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Income Taxes

11. Income Taxes

The Company has no provision for income taxes for the three months ended March 31, 2021 and 2020. The Company has no current tax expense, as a result of historical losses, and has no current deferred tax expense, as a result of the valuation allowance against its deferred tax assets.

Recognition of deferred tax assets is appropriate when realization of such assets is more likely than not. Based upon the available evidence, which includes the Company’s historical operating performance, cumulative net losses and projected future losses, the Company has recognized a valuation allowance against its deferred tax assets. The Company’s valuation allowance increased by $1,701 thousand and $187 thousand for the three months ended March 31, 2021 and 2020, respectively.

For the three months ended March 31, 2021 and 2020, the Company had net operating loss carryforwards of approximately $19,882 thousand and $2,911 thousand, respectively. These net operating loss carryforwards can be carried forward by the Company indefinitely. As of March 31, 2021 and December 31, 2020, the Company recorded $4,097 thousand and $2,397 thousand, respectively, in valuation allowance against the deferred tax assets. Any difference between the valuation allowance noted here and the change in valuation allowance noted above is due to foreign currency translation differences.

The Company records unrecognized tax benefits in accordance with ASC 740-10, Income Taxes. ASC 740-10 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in the Company’s income tax return. In accordance with the guidance, the Company did not have any unrecognized tax benefits as of March 31, 2021 and December 31, 2020.

A reconciliation of the effective rate of tax and tax rate in the Company’s country of registration, Norway, (in thousands, except percentages):

	For the three months ended
	March 31,
	2021	2020
Pretax net loss	$(11,887)	$(895)
Statutory tax rate	22%	22%
Income taxes calculated at statutory tax rate	$(2,615)	$(197)
Changes in valuation allowance	1,701	187
Permanent tax items	914	10
Effect of change in exchange rate	—	—
Effect of change in tax rate	—	—
Tax expense	$—	$—
Effective rate of tax	0%	0%

Deferred taxes result from temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. As of March 31, 2021 and December 31, 2020, the Company had no net deferred tax asset. The principal components of the deferred tax assets and liabilities are summarized as follows (in thousands):

	As of	As of
	March 31,	December 31,
	2021	2020
Deferred tax assets
Tax losses carryforwards	$4,374	$2,494
Accruals and provisions for liabilities	—	—
Total deferred tax assets before valuation allowance	4,374	2,494
Valuation allowance	(4,097)	(2,397)
Total deferred tax assets	277	97
Deferred tax liabilities
Property and equipment	3	2
Prepayment and deferred income	274	95
Total deferred tax liabilities	277	97
Net deferred tax asset	$—	$—

13. Income Taxes

The Company has no provision for income taxes for the years ended December 31, 2020 and 2019. The Company has no current tax expense, as a result of historical losses, and has no current deferred tax expense, as a result of the valuation allowance against its deferred tax assets.

Recognition of deferred tax assets is appropriate when realization of such assets is more likely than not. Based upon the available evidence, which includes the Company’s historical operating performance, cumulative net losses and projected future losses, the Company has recognized a valuation allowance against its deferred tax assets. The Company’s valuation allowance increased by $1,728 thousand and $468 thousand for the years ended December 31, 2020 and 2019, respectively.

For the years ended December 31, 2020 and 2019, the Company had net operating loss carryforwards of approximately $11,336 thousand and $2,255 thousand, respectively. These net operating loss carryforwards can be carried forward by the Company indefinitely. As of December 31, 2020 and 2019, the Company recorded $2,397 thousand and $485 thousand, respectively, in valuation allowance against the deferred tax assets. Any difference between the valuation allowance noted here and the change in valuation allowance noted above is due to foreign currency translation differences.

The Company records unrecognized tax benefits in accordance with ASC 740-10, Income Taxes. ASC 740-10 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in the Company’s income tax return. In accordance with the guidance, the Company did not have any unrecognized tax benefits as of December 31, 2020 and 2019.

A reconciliation of the effective rate of tax and tax rate in the Company’s country of registration, Norway, (in thousands, except percentages):

	For the year ended December 31,
	2020	2019
Pretax net loss	$(9,605)	$(1,201)
Statutory tax rate	22%	22%
Income taxes calculated at statutory tax rate	$(2,113)	$(264)
Changes in valuation allowance	1,728	468
Permanent tax items	385	(205)
Effect of change in exchange rate	—	—
Effect of change in tax rate	—	1
Tax expense	$—	$—
Effective rate of tax	0%	0%

Deferred taxes result from temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. As of December 31, 2020 and 2019, the Company had no net deferred tax asset. The principal components of the deferred tax assets and liabilities are summarized as follows (in thousands):

	As of December 31,
	2020	2019
Deferred tax assets
Tax losses carryforwards	$2,494	$496
Accruals and provisions for liabilities	—	—
Total deferred tax assets before valuation allowance	2,494	496
Valuation allowance	(2,397)	(485)
Total deferred tax assets	97	11
Deferred tax liabilities
Property and equipment	2	1
Prepayment and deferred income	95	10
Total deferred tax liabilities	97	11
Net deferred tax asset	$—	$—